Net Loss Per Share Attributable to Common Stockholders (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock as of:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands except share and per share amounts)
Numerator:
Net loss	$(36,906)	$(5,444)	$(77,235)	$(39,031)
Accretion of Series B to redemption value	—	(13,686)	(15,105)	(39,896)
Numerator for basic and diluted EPS – net loss attributable to common stockholders	$(36,906)	$(19,130)	$(92,340)	$(78,927)
Denominator:
Denominator for basic and diluted EPS – weighted-average shares of common stock outstanding used in computing net loss per share	187,994,437	41,694,762	91,655,461	41,335,411
Basic and diluted net loss per share attributable to common stockholders	$(0.20)	$(0.46)	$(1.01)	$(1.91)

The following table presents the calculation of basic and diluted net loss per share for the company’s common stock:
	December 31,
	2020	2019
	in thousands except share and per share amounts
Numerator:
Net loss	$(59,954)	$(93,745)
Undeclared Series A dividends	—	(4,532)
Accretion of Series B to redemption value	(67,811)	(42,126)
Deemed dividend – non-employee sale of shares to the Company	—	(3,393)
Deemed dividend – Series A and B stock exchange	—	(239,285)
	December 31,
	2020	2019
	in thousands except share and per share amounts
Numerator for basic and diluted EPS – net loss attributable to common stockholders	$(127,765)	$(383,081)
Denominator:
Denominator for basic and diluted EPS – Weighted-average shares of common stock outstanding used in computing net loss per share	41,696,800	27,102,531
Basic and diluted net loss per share attributable to common stockholders	$(3.06)	$(14.13)

Schedule of Antidilutive Outstanding Common Stock Excluded from Computation of Diluted Net Loss Per Share
The following outstanding potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented due to their anti-dilutive effect as of:
	September 30,
	2021	2020
Outstanding options to purchase common stock	16,967,629	14,234,009
Outstanding convertible preferred stock (Series A and B)	—	106,547,383
Total anti-dilutive outstanding potential common stock	16,967,629	120,781,392

The following outstanding potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented due to their anti-dilutive effect:
	2020	2019
Outstanding options to purchase common stock	16,268,357	5,915,926
Outstanding convertible preferred stock (Series A and B)	117,183,540	100,716,343
Total anti-dilutive outstanding potential common stock	133,451,897	106,632,269